Deferred Day 1 Profits Or Losses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Day One Profit Or Loss [Abstract]
Summary Of Changes in Deferred Day 1 Profits Or Losses
Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	52,259	6,939	29,111
New transactions	22,901	49,523	21,656
Amounts recognized in losses	(68,221)	(27,351)	(32,803)

Ending balance	6,939	29,111	17,964